Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Receivables, allowance for doubtful accounts	$ 50	$ 40
Preferred stock,par value	$ 0.01	$ 0.01
Preferred stock,shares authorized	10,000,000	10,000,000
Preferred stock,shares issued	0	0
Preferred stock,shares outstanding	0	0
Common stock,par value	$ 0.01	$ 0.01
Common stock,shares authorized	250,000,000	250,000,000
Common stock,shares issued	137,081,056	137,081,056
Treasury stock,shares	30,515,721	30,027,146